Statutory Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C and Y shares of the Funds listed below:
Invesco Global Advantage Fund
Invesco Global Growth Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the Invesco Global Advantage Fund prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager (lead)	2011
Matthew Dennis	Portfolio Manager (lead)	2010
Barrett Sides	Portfolio Manager (lead)	2010
Clas Olsson	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the Invesco Global Advantage Fund prospectus:
•	“Ryan Amerman, (lead manager with respect to the domestic portion of the Fund’s portfolio), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1996.

•	Matthew Dennis, (lead manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

•	Barrett Sides, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1990.

•	Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.”
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the Invesco Global Growth Fund prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager (lead)	2011
Matthew Dennis	Portfolio Manager (lead)	2003
Barrett Sides	Portfolio Manager (lead)	1999
Clas Olsson	Portfolio Manager	1997”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the Invesco Global Growth Fund prospectus:
•	“Ryan Amerman, (lead manager with respect to the domestic portion of the Fund’s portfolio), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1996.

•	Matthew Dennis, (lead manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 2000.

•	Barrett Sides, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1990.

•	Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 1997 and has been associated with Invesco and/or its affiliates since 1994.”

Statutory Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Growth Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco International Core Equity Fund
Invesco International Growth Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Global Growth — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager (lead)	2011
Matthew Dennis	Portfolio Manager (lead)	2003
Barrett Sides	Portfolio Manager (lead)	1999
Clas Olsson	Portfolio Manager	1997”
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Global Small & Mid Cap Growth Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Shuxin Cao	Portfolio Manager (lead)	1999
Jason Holzer	Portfolio Manager (lead)	1999
James Leach	Portfolio Manager (lead)	2011
Borge Endresen	Portfolio Manager	2002”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Global Growth Fund” in the prospectus:
•	“Ryan Amerman, (lead manager with respect to the domestic portion of the Fund’s portfolio), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1996.

•	Matthew Dennis, (lead manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 2000.

•	Barrett Sides, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1990.

•	Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 1997 and has been associated with Invesco and/or its affiliates since 1994.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Global Small & Mid Cap Growth Fund” in the prospectus:
•	“Shuxin Cao, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1997.

•	Jason Holzer, (lead manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1996.

•	James Leach, (lead manager with respect to the domestic portion of the Fund’s portfolio), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2005 to 2011, he was a portfolio manager with Wells Capital Management.

•	Borge Endresen, Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1999.”

Statutory Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Global Small & Mid Cap Growth Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Shuxin Cao	Portfolio Manager (lead)	1999
Jason Holzer	Portfolio Manager (lead)	1999
James Leach	Portfolio Manager (lead)	2011
Borge Endresen	Portfolio Manager	2002”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Shuxin Cao, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1997.

•	Jason Holzer, (lead manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1996.

•	James Leach, (lead manager with respect to the domestic portion of the Fund’s portfolio), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2005 to 2011, he was a portfolio manager with Wells Capital Management.

•	Borge Endresen, Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1999.
          A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
          More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
          The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”